Discontinued Operations and Assets Held for Sale (Details) - Schedule of Cash Flow Activity Related to Discontinued Operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (366,663)	$ (954,295)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	41,850	102,513
Impairment of intangible assets	143,698
Provision of Net Investment in direct financing lease		422,022
Changes in operating assets and liabilities:
Accounts receivable	(50,598)	18,722
Net investment in direct financing lease		96,487
Other current assets	170,536	88,345
Inventory	(78,806)	96,930
Accounts payable and accrued expenses	(102,486)	(115,870)
Deferred revenue	(36,664)	(82,594)
Adjustments relating to discontinued operations	87,530	626,555
Net Cash flows from discontinued operations	$ (279,133)	$ (327,740)